Notes to the Consolidated Statements of Financial Position - Summary Of Inventories (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Raw materials and supplies	€ 0.4	€ 0.4
Merchandise	291.8	173.7
Right of return assets	6.7	7.7
Total	€ 299.0	€ 181.9